Condensed Schedule Of Investments (U.S. Treasury Notes) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	(1.69%)	1.59%	4.19%
U.S. Treasury Notes, 0.875%, 03/31/2011 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			174,000,000
Fair Value as a % of Trust Capital			19.52%
Fair Value			174,299,063
U.S. Treasury Notes, 0.875%, 05/31/2011 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			185,700,000
Fair Value as a % of Trust Capital			20.86%
Fair Value			186,251,297
U.S. Treasury Notes, 1.000%, 08/31/2011 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			219,330,000
Fair Value as a % of Trust Capital			24.69%
Fair Value			220,460,920
U.S. Treasury Notes, 0.750%, 11/30/2011 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			219,650,000
Fair Value as a % of Trust Capital			24.70%
Fair Value			220,542,328
U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		215,950,000
Fair Value as a % of Trust Capital		28.71%
Fair Value		216,236,809
U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		218,390,000
Fair Value as a % of Trust Capital		29.05%
Fair Value		218,782,420
U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		222,440,000
Fair Value as a % of Trust Capital		30.44%
Fair Value		229,234,847
U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	50,710,000	50,710,000
Fair Value as a % of Trust Capital	9.79%	6.75%
Fair Value	50,743,675	50,874,410
U.S. Treasury Notes, 0.625%, 02/28/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	149,850,000
Fair Value as a % of Trust Capital	28.96%
Fair Value	150,157,310
U.S. Treasury Notes, 3.375%, 07/31/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	146,530,000
Fair Value as a % of Trust Capital	29.01%
Fair Value	150,422,203
U.S. Treasury Notes, 0.125%, 09/30/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	164,840,000
Fair Value as a % of Trust Capital	31.78%
Fair Value	164,743,420
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	99.54%	94.95%	89.77%
Fair Value	516,066,608	715,128,486	801,553,608